Segment Information - Schedule of Segment Information (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Net (loss)/ income					$ (1,664,000)	$ (2,616,000)	$ (4,690,000)	$ (3,261,000)
Denali Capital Acquisition Corp [Member]
Segment Reporting Information [Line Items]
Professional services fee in connection with Business Combination	$ (313,643)		$ (59,345)		(428,550)	(278,673)	(1,163,962)	(2,268,236)
Other formation and operating costs	(61,214)		(108,841)		(192,907)	(257,765)	(485,144)	(905,590)
Total formation and operating costs	(374,857)		(168,186)		(621,457)	(536,438)	(1,649,106)	(3,173,826)
Interest expense	(28,345)		(23,059)		(55,319)	(44,362)	(96,242)	(36,909)
Interest earned on investment held in Trust Account	18,080		640,157		97,051	1,294,042	1,578,042	3,843,271
Net (loss)/ income	$ (385,122)	$ (194,603)	$ 448,912	$ 264,330	$ (579,725)	$ 713,242	$ (167,306)	$ 632,536